Net Loss Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 23, 2013 Common Stock [Member]	Apr. 23, 2013 Series A Preferred Stock [Member]	Apr. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Jan. 31, 2014 Series A Preferred Stock [Member] Third Installment [Member] Subsequent Event [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Weighted Average [Member]	Apr. 30, 2013 Series A Preferred Stock [Member] Maximum [Member]
Net Income Loss Per Common Share [Line Items]
Stock issued during period, shares				22,222,222	3,450,000
Shares issued, price per share				$ 18.00	$ 50.00
Dividend declared	$ 10,196					$ 10,200
Date the declared dividend will be paid, month and year										2014-06
Dividends paid amount per share							$ 1.51775
Dividend declared, per share price								$ 0.71875
Dividend declared, payment date								Feb. 03, 2014
Dividend declared, record date								Jan. 15, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,500,000	2,900,000	3,000,000				9,600,000		6,600,000